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May 3, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Credit Suisse Trust

Securities Act File No. 33-58125
Investment Company Act File No. 811-7261

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Trust (the “Trust”) hereby certifies that the definitive forms of prospectus and Statement of Additional Information for Credit Suisse Commodity Return Strategy Portfolio, a series of the Trust, dated May 1, 2016, do not differ from the forms of prospectus and Statement of Additional Information, respectively, contained in Post-Effective Amendment No. 44 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on April 15, 2016.  The Amendment became effective on April 29, 2016.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh